Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Enhanced Short-Term Bond Active ETF | iShares Enhanced Short-Term Bond Active ETF
Prospectus [Line Items]
Annual Return [Percent]	4.13%